Class A and C Prospectus | O'Shaughnessy All Cap Core Fund
O'Shaughnessy All Cap Core Fund
January 2, 2015

O’SHAUGHNESSY ALL CAP CORE FUND

(the “Fund”)

Class A – OFAAX

Class C – OFACX

A series of Advisors Series Trust (the “Trust”)

Supplement dated January 2, 2015 to the Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”) dated November 28, 2014

Effective January 1, 2015, O’Shaughnessy Asset Management, LLC (the “Adviser”) has further agreed to temporarily waive all or a portion of its management fees and pay operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) of the Fund in order to limit the net annual Fund operating expenses to 0.85% and 1.60% of the average daily net assets of Class A and Class C, respectively, through at least December 31, 2015.  In addition, the Trust has reduced the shareholder servicing plan fee accrual payable by the Fund to 0.00% through at least December 31, 2015.  In connection with these changes, effective January 1, 2015, the following modifications are made to the Fund’s Summary Prospectus, Prospectus and SAI.

•	The Fund’s Fees and Expenses of the Fund table on page 1 of each of the Summary Prospectus and Prospectus is deleted and replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Class A and C Prospectus O'Shaughnessy All Cap Core Fund	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	none	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A and C Prospectus O'Shaughnessy All Cap Core Fund		Class A	Class C
Management Fees		0.55%	0.55%
Distribution (Rule 12b-1) Fees		0.25%	1.00%
Other Expenses		0.21%	0.21%
Total Annual Fund Operating Expenses		1.01%	1.76%
Less: Fee Waiver and Expense Reimbursement	[1]	(0.16%)	(0.16%)
Net Annual Fund Operating Expenses		0.85%	1.60%
[1]	Effective January 1, 2015, O'Shaughnessy Asset Management, LLC (the "Adviser") has further agreed to temporarily to pay for all operating expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) incurred by the Fund through at least December 31, 2015, to the extent necessary to limit Net Annual Fund Operating Expenses for the Fund to 0.85% of the average daily net assets of Class A and 1.60% of the average daily net assets of Class C (the "temporary expense limitations"). The temporary expense limitations may be discontinued at any time after December 31, 2015. The Adviser may not recoup amounts subject to the temporary expense limitations in future periods. Prior to January 1, 2015, the contractual expense caps for Class A shares and Class C shares of the Fund under the Fund's written operating expenses limitation agreement were 1.24% and 1.99%, respectively.

•	The Fund’s Example on page 2 of each of the Summary Prospectus and Prospectus is deleted and replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the temporary expense limitations only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you redeem your shares at the end of the period:
Expense Example Class A and C Prospectus O'Shaughnessy All Cap Core Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	607	815	1,039	1,683
Class C	263	539	939	2,060

If you do not redeem your shares at the end of the period:
Expense Example No Redemption Class A and C Prospectus O'Shaughnessy All Cap Core Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	607	815	1,039	1,683
Class C	163	539	939	2,060

* * * * * Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.